Summary of Significant Accounting Policies - Summary of Depreciation Over Assets' Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2015
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Machinery & Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years